Stock-based Compensation - Assumptions (Details) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Dividend yield	0.00%	0.00%
Expected volatility	40.30%	37.50%
Expected life of option (years) (Year)	10 years	5 years
Risk-free interest rate	1.40%	1.70%
Fair value of each option on grant date (in dollars per share)	$ 2.90	$ 2.53